Postretirement Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Postretirement Benefits
20 — Postretirement Benefits
The Company offers postretirement benefits. In the U.S., the Company offers a 401(k) profit-sharing plan covering substantially all U.S. employees. The plan provides for 4.0% matching contributions. Contributions to the plan were $4.9 million and $3.8 million for the years ended December 31, 2021 and 2020, respectively.